Consolidated Balance Sheets - USD ($)	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS
Cash and cash equivalents	$ 1,653,260	$ 3,260,808
Accounts receivable, net	7,995,931	5,267,752
Accounts receivable-related parties, net	9,545,453	4,872,743
Advances to suppliers	504,002	1,630,980
Inventories, net	693,677	631,610
Loan receivable	2,180,655
Other current assets	6,304,722	5,854,792
TOTAL CURRENT ASSETS	28,877,700	21,518,685
Non-current accounts receivable	1,078,777
Property, plant and equipment, net	11,599,416	11,830,698
Intangible assets, net	59,921	808,707
Long-term investments		46,094
Other non-current assets		3,326,319
TOTAL ASSETS	41,615,814	37,530,503
CURRENT LIABILITIES
Short-term bank loans	6,082,574	7,817,610
Accounts payable	11,700,763	6,844,440
Accounts payable-related parties	66,135
Advances from customers	304,021	281,772
Advances from customers-related parties	51,183	1,008,426
Amounts due to related parties	1,005,307	1,183,090
Accrued payroll and benefits	243,976	290,841
Other payables and accrued expenses	4,247,391	4,038,417
Income tax payable	310,537	1,548,415
Warrants liability
TOTAL CURRENT LIABILITIES	24,011,887	23,013,011
EQUITY
Ordinary shares, 2018 and 2017: par $0; authorized capital 100,000,000 shares; shares issued and outstanding, 2018: 41,760,163 shares; 2017: 40,231,159 shares;	126,146,996	123,950,544
Additional paid-in capital	15,782,904	15,814,328
Reserve	14,044,269	13,812,095
Accumulated deficit	(170,935,437)	(172,395,246)
Accumulated other comprehensive income	23,218,159	24,201,766
Total equity of the Company	8,256,891	5,383,487
Non-controlling interest	9,347,036	9,134,005
TOTAL EQUITY	17,603,927	14,517,492
TOTAL LIABILITIES AND EQUITY	$ 41,615,814	$ 37,530,503